Share capital - Options outstanding (Details) - Stock options	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options outstanding	11,974,300	11,974,300
Number of options exercisable	8,716,275	8,716,275
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.30
Weighted average contractual life	5 months 12 days
Number of options outstanding	1,327,273	1,327,273
Number of options exercisable	1,327,273	1,327,273
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.80
Weighted average contractual life	11 months 12 days
Number of options outstanding	334,091	334,091
Number of options exercisable	334,091	334,091
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.00
Weighted average contractual life	2 years 4 months 13 days
Number of options outstanding	80,214	80,214
Number of options exercisable	80,214	80,214
Exercise price $ 1.91
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.91
Weighted average contractual life	4 years 11 months 4 days
Number of options outstanding	2,405,000	2,405,000
Number of options exercisable	2,068,890	2,068,890
Exercise price $ 2.45
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.45
Weighted average contractual life	4 years 7 months 2 days
Number of options outstanding	1,250,000	1,250,000
Number of options exercisable	1,250,000	1,250,000
Exercise price $ 2.53
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.53
Weighted average contractual life	4 years 7 months 9 days
Number of options outstanding	75,000	75,000
Number of options exercisable	75,000	75,000
Exercise Price $2.62 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.62
Weighted average contractual life	1 year 8 months 23 days
Number of options outstanding	700,000	700,000
Number of options exercisable	700,000	700,000
Exercise price $ 3.01 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.01
Weighted average contractual life	8 years 5 months 1 day
Number of options outstanding	1,500,000	1,500,000
Number of options exercisable	0	0
Exercise price $ 9.60 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 9.60
Weighted average contractual life	3 years 7 days
Number of options outstanding	107,500	107,500
Number of options exercisable	107,500	107,500
Exercise price $ 5.00 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 5.00
Weighted average contractual life	1 year 11 months 1 day
Number of options outstanding	193,629	193,629
Number of options exercisable	193,629	193,629
Exercise price $ 3.41 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.41
Weighted average contractual life	5 years 6 months 21 days
Number of options outstanding	1,115,000	1,115,000
Number of options exercisable	683,548	683,548
Exercise price $ 3.55 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.55
Weighted average contractual life	6 years 6 months 14 days
Number of options outstanding	90,604	90,604
Number of options exercisable	14,700	14,700
Exercise price $ 3.56 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.56
Weighted average contractual life	6 years 10 months 13 days
Number of options outstanding	400,989	400,989
Number of options exercisable	109,949	109,949
Exercise price $ 3.77 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.77
Weighted average contractual life	6 years 8 months 26 days
Number of options outstanding	240,000	240,000
Number of options exercisable	148,967	148,967
Exercise price $ 4.15 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 4.15
Weighted average contractual life	9 years 1 month 24 days
Number of options outstanding	800,000	800,000
Number of options exercisable	436,458	436,458
Exercise price $ 7.23 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 7.23
Weighted average contractual life	6 years 10 days
Number of options outstanding	210,000	210,000
Number of options exercisable	100,636	100,636
Exercise price $ 7.75 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 7.75
Weighted average contractual life	6 years 1 month 17 days
Number of options outstanding	110,000	110,000
Number of options exercisable	50,420	50,420
Exercise price $ 3.40 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.40
Weighted average contractual life	4 years 2 months 19 days
Number of options outstanding	1,035,000	1,035,000
Number of options exercisable	1,035,000	1,035,000